Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

Related Party Payable

As of December 31, 2015 and June 30, 2015, the Company has $95,620 of salaries and bonuses payable to four of its officers and membership interest holders. These bonuses were to cover income taxes relating to bonuses issued during 2009.

NOTE 4 – RELATED PARTY TRANSACTIONS

Related Party Receivable

As of June 30, 2014, the Company had a related party receivable of $100,000 from TD Legacy, the sole member of Holdings at that time. In June 2014, Holdings paid the balance of the $500,000 note payable to Windsor Court Holdings, LLC (“WCH”) and an additional $100,000 transaction fee on behalf of TD Legacy, which redeemed the 25% interest in Holdings from WCH to TD Legacy. The Company issued a $100,000 distribution to its sole member, TD Legacy, which eliminated the related party receivable during the year ended June 30, 2015.

Related Party Payable

As of June 30, 2015 and 2014, the Company has $95,620 and $135,932, respectively, of salaries and bonuses payable to four of its officers and membership interest holders. These bonuses were to cover income taxes relating to equity issued during 2009.